Income Taxes (Tables)	6 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expenses	The current and deferred portions of the income tax expenses included in the unaudited condensed consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:
	For the Six Months Ended September 30,
	2024	2023	2022
Current taxes	$483	$11,925	$-
Deferred taxes	(5,721)	(271)	(171)
Income tax (benefit) expense	$(5,238)	$11,654	$(171)

Schedule of Reconciliation of the Difference Between the Expected Income Tax (Benefit) Expense	A reconciliation of the difference between the expected income tax (benefit) expense computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:
	For the Six Months Ended September 30,
	2024	2023	2022
Loss before income taxes	$(3,279,963)	$(740,006)	$(562,753)
Applicable income tax rate	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(541,194)	$(122,101)	$(92,854)
Non-deductible expenses (1)	443,861	59,816	40,008
Income not subject to tax	(16)	(23)	(1)
Tax effect of two-tiered profits tax rates	(483)	(59,889)	26,424
Under-provision in previous years	4,634	-	-
Change in valuation allowance	87,960	133,851	26,252
Income tax (benefit) expense	$(5,238)	$11,654	$(171)
(1)	Non-deductible expenses for the six months ended September 30, 2024 and 2023 mainly represented expenses incurred by the Company and IWHL, while non-deductible expense for six months ended September 30, 2022 mainly represented expenses incurred by IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of
	September 30,	March 31,
	2024	2024
Deferred tax assets:
Allowance for credit loss	$9,298	$1,265
Net operating loss carry forwards	304,493	214,543
Depreciation and amortization	-	1,395
Less: valuation allowances	(304,493)	(214,543)
Total deferred tax assets	9,298	2,660

Deferred tax liabilities:
Depreciation and amortization	(868)	-
Total deferred tax liabilities	(868)	-
Deferred tax assets, net	$8,430	$2,660

Schedule of Valuation Allowance Against Deferred Tax Assets	Movement of the Group’s valuation allowance against deferred tax assets is as follows:
Balance at April 1, 2022	$73,777
Increase recognized in the income statement	26,252
Exchange difference	(174)
Balance at September 30, 2022	$99,855
Balance at April 1, 2023	$52,750
Increase recognized in the income statement	133,851
Exchange difference	158
Balance at September 30, 2023	$186,759
Balance at April 1, 2024	$214,543
Increase recognized in the income statement	87,960
Exchange difference	1,990
Balance at September 30, 2024	$304,493